Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SurePure, Inc.
Entity Central Index Key	0001452176
Entity Filer Category	Smaller Reporting Company
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2012